Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Lease

The balances for the operating leases are presented as follows within the consolidated balance sheets:

	As of June 30,
	2025	2024
Right-of-use assets	$126,173	$283,607

Lease liabilities – current	131,141	167,592
Lease liabilities – non-current	-	86,758
Total operating lease liabilities	$131,141	$254,350

The operating lease expense is recognized as cost of sales, selling, general and administrative expenses and research and development expenses.

	For the years ended June 30,
	2025	2024	2023
Operating leases expense excluding short-term lease expense	$168,408	$226,840	$256,008
Short-term lease expense	127,311	35,900	156,717
Total	$295,719	$262,740	$412,725

Supplemental information related to operating lease was as follows:

	For the years ended June 30,
	2025	2024	2023
Weighted-average remaining lease term	0.8	1.8	2.5
Weighted-average discount rate	4.65%	4.65%	4.60%
Cash paid for amounts included in the measurement of lease liabilities	$139,253	$217,619	$275,890

Schedule of Maturities of Operating Lease Liabilities

As of June 30, 2025, the maturities of the Group’s operating lease liabilities are as follows:

For the year ending June 30,	Amount
2026	$132,168
Total minimum lease payment	132,168
Less: interest	(1,027)
Present value of lease obligation	$131,141